BALANCE SHEET COMPONENTS - Accrued Liabilities (Details) - USD ($) $ in Thousands		Jan. 01, 2023	Jan. 02, 2022
Related Party Transaction [Line Items]
Employee compensation and employee benefits		$ 25,885	$ 18,769
Short-term warranty reserves		7,082	11,457
Restructuring reserve (Note 8)		563	1,177
Accrued interest payable		13,577	6,056
Other payables to SunPower (Note 3)		7,769	8,361
VAT payables		8,418	6,687
Derivative financial instruments (Note 12)		5,318	536
Legal accruals		7,903	7,177
Taxes payable		13,575	2,296
Unrecognized tax benefits		0	3,731
Payable to factor agencies		1,172	1,073
Refund Liabilities, Related Parties, Current		7,382	0
Repurchase obligation		30,508	0
Other		6,005	11,360
Accrued liabilities	[1]	135,157	78,680
Affiliated entity
Related Party Transaction [Line Items]
Short-term warranty reserves		$ 30	$ 30

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).